Deposits (Tables)	12 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Schedule of Deposits [Table Text Block]
(In thousands)	2012	2011

Noninterest bearing checking	$52,783	$49,313
Interest bearing deposits:
Certificates of deposit	72,045	91,549
Savings deposits	132,822	111,851
Money market deposits	75,265	73,795
NOW deposits	179,022	143,389
Total interest bearing deposits	459,154	420,584

Total deposits	$511,937	$469,897

Schedule of Deposits by Time Remaining on Maturity [Table Text Block]
(In thousands)	3 months	3 to 6	7 to 12	Over 12
	Or less	Months	Months	Months	Total

Certificates of deposit less than $100,000	$14,792	$10,823	$7,027	$16,979	$49,621
Certificates of deposit $100,000 or more	5,341	3,637	4,067	9,379	22,424
Total certificates of deposit	$20,133	$14,460	$11,094	$26,358	$72,045

Schedule of Certificates of Deposits by Year of Maturity [Table Text Block]
(In thousands)
Fiscal year end
2013	$45,687
2014	7,847
2015	16,699
2016	1,812
$72,045